10Q LONG-TERM DEBT AND LINES OF CREDIT - Compliance with Covenants and Interest Expense (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Current net leverage ratio	3.75		4.00
Interest expense	$ 144.4	$ 157.7	$ 606.6	$ 623.1	$ 435.3